Pensions and other post-employment benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pensions and other post-employment benefits
Actuarial assumption of retirement age	60 years
Germany
Pensions and other post-employment benefits
Rate of increase of future earnings	3.00%	3.00%
Discount rate	3.70%	1.10%
Expected pension increases	2.50%	2.10%
Inflation rate	2.50%	2.10%
Switzerland
Pensions and other post-employment benefits
Rate of increase of future earnings	2.00%	1.80%
Discount rate	2.20%	0.20%
Inflation rate	1.30%	1.00%
Ireland
Pensions and other post-employment benefits
Rate of increase of future earnings	2.00%	2.00%
Discount rate	3.60%	1.30%
Expected pension increases	3.00%	3.00%
Inflation rate	2.40%	2.10%
Rest of World
Pensions and other post-employment benefits
Discount rate	5.40%	2.70%
Inflation rate	2.50%	2.30%